Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2026
Discontinued Operation [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations for years ended March 31, 2026, 2025 and 2024 are as follows:

	For the years ended March 31,
	2026	2025	2024

Net Revenues	$—	$—	$694
Operating costs and development	—	—	4,551
Loss income from discontinued operations	—	—	(3,857)
Other expense, net	$—	$—	$(27)
Loss before tax	—	—	(3,884)
Income tax provision	$—	$—	$—
Net loss from discontinued operations	—	—	(3,884)
Loss on sale of discontinued operations, net of taxes	—	—	(395,914)
Net loss from discontinued operation	$—	$—	$(399,798)